Insurance - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Insurance Investment Results [Abstract]
Investment return	$ 132		$ 978	$ 433	$ 2,046
Insurance finance (expense) from insurance and reinsurance contracts held	(120)		(899)	(332)	(1,911)
Movement in investment contract liabilities	17		(62)	(16)	(102)
Insurance investment results	$ 29	$ (4)	$ 17	$ 85	$ 33